Financial Liabilities - Senior notes (Details) € in Millions, $ in Millions		12 Months Ended
	Nov. 12, 2025	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2025 USD ($)	Dec. 19, 2024 EUR (€)	Jun. 04, 2024 EUR (€)	Apr. 30, 2024 EUR (€)
Financial Liabilities
Redemption and repayment		€ 1,550	€ 5,248	€ 1,351
Percentage of bond-holders approving the debt issuance	95.00%
Unsecured senior notes, Maturity 2025
Financial Liabilities
Redemption and repayment		1,000
Secured senior notes, maturity 2025
Financial Liabilities
Redemption and repayment		343
Revolving Credit, Maturity in 2025
Financial Liabilities
Redemption and repayment		300
Senior unsecured notes issued October 5th 2021, I
Financial Liabilities
Nominal value		€ 1,400
Annual coupon		3.875%				3.875%
Senior unsecured notes issued October 5th 2021, II
Financial Liabilities
Nominal value | $						$ 705
Annual coupon		4.75%				4.75%
Senior secured notes issued November 15th 2019
Financial Liabilities
Nominal value		€ 770
Annual coupon		2.25%				2.25%
Senior secured notes issued April 30th 2024
Financial Liabilities
Nominal value		€ 1,000							€ 1,000
Annual coupon		7.50%				7.50%			7.50%
Senior secured notes issued June 4th 2024
Financial Liabilities
Nominal value		€ 300						€ 300
Annual coupon	7.50%							7.50%
Senior secured notes issued December 19th 2024
Financial Liabilities
Nominal value		€ 1,300					€ 1,300
Annual coupon	7.125%	7.125%				7.125%	7.125%

[1]	(See Note 2.d)